                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
-------------------------------------------------------------------------------
                            VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2009
                      AMERICAN PATHWAY II VARIABLE ANNUITY
                            POLARIS VARIABLE ANNUITY
                           POLARIS II VARIABLE ANNUITY
                       POLARIS PROTECTOR VARIABLE ANNUITY
                       POLARIS CHOICE II VARIABLE ANNUITY
                   POLARIS PREFERRED SOLUTION VARIABLE ANNUITY
                   POLARIS II PLATINUM SERIES VARIABLE ANNUITY
              POLARISAMERICA VARIABLE ANNUITY DATED MAY 2, 2005
          WM DIVERSIFIED STRATEGIES VARIABLE ANNUITY DATED MAY 1, 2008
         WM DIVERSIFIED STRATEGIS III VARIABLE ANNUITY DATED MAY 1, 2008
               POLARIS ADVISOR VARIABLE ANNUITY DATED MAY 1, 2007
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                          VARIABLE ANNUITY ACCOUNT ONE
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009
                            ICAP II VARIABLE ANNUITY
-------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT TWO
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009
         VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY DATED OCTOBER 31, 2005
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                          VARIABLE ANNUITY ACCOUNT FOUR
                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2009
                         ANCHOR ADVISOR VARIABLE ANNUITY
-------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FIVE
               SUPPLEMENT TO THE PROSPECTUSES DATED APRIL 30, 2009
                       SEASONS SELECT II VARIABLE ANNUITY
                         SEASONS ELITE VARIABLE ANNUITY
                      SEASONS ADVISOR III VARIABLE ANNUITY
                       SEASONS ADVANTAGE VARIABLE ANNUITY
              SEASONS ADVISOR VARIABLE ANNUITY DATED JULY 30, 2007
             SEASONS ADVISOR II VARIABLE ANNUITY DATED JULY 30, 2007
             SEASONS SELECT VARIABLE ANNUITY DATED OCTOBER 24, 2005
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                         VARIABLE ANNUITY ACCOUNT SEVEN
                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 2009
                          POLARIS PLUS VARIABLE ANNUITY
-------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT NINE
              SUPPLEMENT TO THE PROSPECTUSES DATED OCTOBER 24, 2005
                   ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY
              ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY
               ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY
                 ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY
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The name of the Company has changed to SunAmerica Annuity and Life Assurance
Company as of July 20, 2009. All references in the prospectus are hereby changed to reflect the new name.

The following is added as the last sentence to the fourth paragraph under the heading FINANCIAL STATEMENTS in the prospectus:

In addition, American International Group filed a Form 10-K/A on April 30, 2009 and a Form 8-K on June 29, 2009, both of which relate to the March 2, 2009 10-K filing.

Date: July 20, 2009

                Please keep the supplement with your prospectus.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
-------------------------------------------------------------------------------
                            VARIABLE SEPARATE ACCOUNT

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009
                      AMERICAN PATHWAY II VARIABLE ANNUITY
                            POLARIS VARIABLE ANNUITY
                           POLARIS II VARIABLE ANNUITY
                       POLARIS PROTECTOR VARIABLE ANNUITY
                       POLARIS CHOICE II VARIABLE ANNUITY
                   POLARIS PREFERRED SOLUTION VARIABLE ANNUITY
                   POLARIS II PLATINUM SERIES VARIABLE ANNUITY
-------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT ONE

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009
                            ICAP II VARIABLE ANNUITY
-------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FOUR

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009
                        ANCHOR ADVISOR VARIABLE ANNUITY
-------------------------------------------------------------------------------


The name of the Company has changed to SunAmerica Annuity and Life Assurance Company as of July 20, 2009. All references in the Statement of Additional Information are hereby changed to reflect the new name.





Date: July 20, 2009


   Please keep the supplement with your Statement of Additional Information.